LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2021

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULE A

Effective September 1, 2021, the following changes are made to each fund’s Summary Prospectus and Prospectus:

1a.	The following is added to the second paragraph in the section titled “Management – Investment professionals” in each fund’s Summary Prospectus:

Investment professional	Title	Investment professional of the fund since
Nicholas Mastroianni	Portfolio Manager	September 2021

1b.	The following is added to the second paragraph in the section titled “More on fund management — Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Nicholas Mastroianni	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	September 2021

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short-Term Bond Fund	May 1, 2021
Western Asset Ultra-Short Income Fund	September 30, 2020

Please retain this supplement for future reference.

WASX654913